Statement of Redeemable Stock and Stockholders' Deficit (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 26, 2012	Feb. 27, 2011	Feb. 28, 2010
Tax on unrealized gain on corporate equity security	$ 1	$ 2	$ 7
Issuance cost of series B ordinary shares		205
Total Redeemable Convertible Preferred and Redeemable Ordinary Stock
Issuance cost of series B preferred shares		428
Series B Ordinary Stock
Issuance cost of series B ordinary shares		205
Additional Paid-in Capital
Issuance cost of series B ordinary shares		205
Accumulated Deficit
Issuance cost of series B ordinary shares		205
Accumulated other comprehensive Income (Loss)
Tax on unrealized gain on corporate equity security	1	2	7
Comprehensive (Loss) Income
Tax on unrealized gain on corporate equity security	1	2	7
Series B Redeemable Convertible Preferred
Issuance cost of series B preferred shares		$ 428